Right-of-use assets	6 Months Ended
Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets

10 Right-of-use assets

During the six months ended June 30, 2025, the Group entered into new lease agreements for its offices and parking space and recognized RMB27.9 million addition to right-of-use assets (six months ended June 30, 2024: RMB13.5 million).